Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000035315
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 03, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 03, 2012
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
Retail | Fidelity Series Inflation-Protected Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst35315_SupplementTextBlock

Supplement to the
Fidelity® Series Inflation-Protected Bond Index Fund
March 1, 2011
Prospectus

The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)
Management feeA	0.05%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.15%
Total annual operating expenses	0.20%
A Based on historical expenses, adjusted to reflect current fees.

F | Fidelity Series Inflation-Protected Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst35315_SupplementTextBlock

Supplement to the
Fidelity® Series Inflation-Protected Bond Index Fund
Class F
March 1, 2011
Prospectus

The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)
Management feeA	0.05%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.05%
A Based on historical expenses, adjusted to reflect current fees.
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.
1 year	$ 5
3 years	$ 16
5 years	$ 28
10 years	$ 64

Inv Adv | Spartan Intermediate Treasury Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst35315_SupplementTextBlock

Supplement to the
Spartan® Treasury Bond Index Funds
Investor Class and Fidelity Advantage® Class
April 29, 2011
Prospectus

The following information replaces the similar information for Spartan® Intermediate Treasury Bond Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)
	Investor Class	Fidelity Advantage Class
Management feeA	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.15%	0.05%
Total annual operating expenses	0.20%	0.10%
A Based on historical expenses, adjusted to reflect current fees.
The following information replaces the similar information for Spartan Long-Term Treasury Bond Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)
	Investor Class	Fidelity Advantage Class
Management feeA	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.15%	0.05%
Total annual operating expenses	0.20%	0.10%
A Based on historical expenses, adjusted to reflect current fees.
The following information replaces the similar information for Spartan Short-Term Treasury Bond Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 13.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)
	Investor Class	Fidelity Advantage Class
Management feeA	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.15%	0.05%
Total annual operating expenses	0.20%	0.10%
A Based on historical expenses, adjusted to reflect current fees.

Inv Adv | Spartan Long-Term Treasury Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst35315_SupplementTextBlock

Supplement to the
Spartan® Treasury Bond Index Funds
Investor Class and Fidelity Advantage® Class
April 29, 2011
Prospectus

The following information replaces the similar information for Spartan® Intermediate Treasury Bond Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)
	Investor Class	Fidelity Advantage Class
Management feeA	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.15%	0.05%
Total annual operating expenses	0.20%	0.10%
A Based on historical expenses, adjusted to reflect current fees.
The following information replaces the similar information for Spartan Long-Term Treasury Bond Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)
	Investor Class	Fidelity Advantage Class
Management feeA	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.15%	0.05%
Total annual operating expenses	0.20%	0.10%
A Based on historical expenses, adjusted to reflect current fees.
The following information replaces the similar information for Spartan Short-Term Treasury Bond Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 13.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)
	Investor Class	Fidelity Advantage Class
Management feeA	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.15%	0.05%
Total annual operating expenses	0.20%	0.10%
A Based on historical expenses, adjusted to reflect current fees.

Inv Adv | Spartan Short-Term Treasury Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst35315_SupplementTextBlock

Supplement to the
Spartan® Treasury Bond Index Funds
Investor Class and Fidelity Advantage® Class
April 29, 2011
Prospectus

The following information replaces the similar information for Spartan® Intermediate Treasury Bond Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)
	Investor Class	Fidelity Advantage Class
Management feeA	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.15%	0.05%
Total annual operating expenses	0.20%	0.10%
A Based on historical expenses, adjusted to reflect current fees.
The following information replaces the similar information for Spartan Long-Term Treasury Bond Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)
	Investor Class	Fidelity Advantage Class
Management feeA	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.15%	0.05%
Total annual operating expenses	0.20%	0.10%
A Based on historical expenses, adjusted to reflect current fees.
The following information replaces the similar information for Spartan Short-Term Treasury Bond Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 13.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)
	Investor Class	Fidelity Advantage Class
Management feeA	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.15%	0.05%
Total annual operating expenses	0.20%	0.10%
A Based on historical expenses, adjusted to reflect current fees.